Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Income Taxes [Abstract]
INCOME TAXES

10. INCOME TAXES

As of December 31, 2017, the Company has federal net operating loss carryforwards of approximately $30,008,000 and state net operating loss carryforwards of approximately $16,011,000 available to offset future taxable income which expire from 2024 to 2037.

Management believes that the federal and state deferred tax asset as of December 31, 2017 does not satisfy the realization criteria and has recorded a full valuation allowance to offset the tax asset.

9. INCOME TAXES:

Reconciliation of the benefit for income taxes from continuing operations recorded in the consolidated statements of operations with the amounts computed at the statutory federal tax rates for each year:

	2017	2016

Federal tax benefit at statutory rate	$(2,830,000)	$(4,167,000)
State tax benefit, net of federal tax	(142,000)	(293,000)
Permanent differences	39,000	43,000
Change in statutory rate	86,000	216,000
Change in valuation allowance	(1,934,000)	4,075,000
Change in federal tax rate	4,747,000	-
Other	34,000	126,000
Benefit for income taxes	$-	$-

Tax affected components of deferred tax assets and deferred tax liabilities at December 31, 2017 and 2016 were as follows:

	2017	2016
Deferred tax assets:
Equity based compensation	$170,000	$254,000
Allowance for doubtful accounts	493,000	3,462,000
Lease merchandise	779,000	813,000
Fixed assets	4,000	11,000
Lease Impairment	256,000	1,135,000
Deferred rent	2,000	-
Accrued expenses	45,000	-
Federal loss carry-forwards	6,302,000	4,668,000
State loss carry forward	696,000	338,000

Gross deferred tax assets	8,747,000	10,681,000
Valuation allowance	(8,747,000)	(10,681,000)
Net deferred tax assets	$-	$-

Based on consideration of the available evidence including historical losses a valuation allowance has been recognized to offset deferred tax assets, as management was unable to conclude that realization of deferred tax assets were more likely than not.

As of December 31, 2017, the Company has federal net operating loss carryforwards of approximately $30,008,000 and state net operating loss carryforwards of approximately $16,011,000 available to offset future taxable income which expire from 2014 to 2037.

Section 382 of the Internal Revenue Code imposes a limitation on a corporation’s ability to utilize net operating loss carryforwards (“NOLs”) if it experiences an “ownership change.” In general, an ownership change may result from transactions increasing the ownership of certain stockholders in the stock of a corporation by more than 50 percentage points over a three-year period. The Company has performed a formal Section 382 study and determined an ownership change has occurred.

The Company files tax returns in the U.S. federal jurisdiction and various states.  At December 31, 2017, federal tax returns remained open for Internal Revenue Service review for tax years after 2013, while state tax returns remain open for review by state taxing authorities for tax years after 2013. There were no federal or state income tax audits being conducted as of December 31, 2017.

Under the 2017 tax reform bill signed into law on December 22, 2017, corporations will be taxed at a flat rate of 21%. The 21% rate will be applied for tax years beginning January 1, 2018. For tax years prior to 2018, a tiered tax bracket structure was used with tax rates ranging from 15% to 35% depending on the amount of corporate income subject to tax for the year. Deferred tax assets and deferred tax liabilities were revalued using enacted tax rate(s) expected to apply to taxable income in the period in which the deferred tax asset/liability is expected to be settled or realized. The effects of the change in tax rates on deferred tax balances were recognized through continuing operations in the period in which the new legislation was enacted. As the law was enacted on December 22, 2017, the impact to the net deferred tax assets due to the change in tax rate was recognized in the financial statements period ending December 31, 2017. Consequently, we have recorded a decrease related to the deferred income tax assets and the valuation allowance of $4,747,000 for the year ended December 31, 2017 to reflect these changes.

The Company completed its analysis and review of all tax positions taken through December 31, 2017 and does not believe that there are any unrecognized tax benefits related to tax positions taken on its income tax returns.